Capital Structure	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
(13)	Capital Structure

On January 10, 2019, the Company had granted an additional 6.5 million ADS (equivalent of 130,000,000 ordinary shares) at US$25.6 per ADS (equivalent of US$1.28 per ordinary share) to the Participants, of which the 1,423,774 ADS was repurchased from open market during 2018 and was held by the Company as treasury shares as of December 31, 2018. Pursuant to the Company’s 521 Plan, 280,000,000 ordinary shares had been purchased by 521 Plan Employee Companies at the weighted average price of US$1.37 per ordinary share and 178,475,480 shares of which were recorded as treasury shares as of December 31, 2018 and 2019.

During 2019, the Company has purchased and cancelled an aggregate of 2,511,191 ADSs (equivalent of 50,223,820 ordinary shares), representing 4.7% of the total shares outstanding as of December 31, 2019, at an average price of approximately US$28.2 per ADS for a total amount of approximately RMB484,015 (US$69,525), under its share buyback program to repurchase up to US$200 million ADSs by December 31, 2019, as previously announced by its board of directors in March 2019.

During 2019, the Company issued 640,000 new shares for the exercise of options, representing 0.1% of the total shares outstanding as of December 31, 2019.

During 2018, the Company repurchased 1,423,774 ADS (equivalent of 28,475,480 ordinary shares) on the open market and 7.5 million ADS (equivalent of 150,000,000 shares) from Master Trend Limited to execute the 521 Plan in 2018, for an accumulated cash consideration of RMB1,716,343, representing 2.19% and 11.52% of the total shares outstanding as of December 31, 2018 respectively. Master Trend Limited is an investment vehicle company beneficially owned by Mr. Qiuping Lai, co-founder and former president of the Group who has retired from the Company in March 2016.

During 2018, the Company issued 1,760,000 new shares for the exercise of options, representing 0.16% of the total shares outstanding as of December 31, 2018.

During 2017, the Company issued 69,118,158 new shares for the exercise of options, representing 5.32% of the total shares outstanding as of December 31, 2017.

On April 6, 2017, the Company announced that it entered into a share purchase agreement with Fosun Industrial Holdings Limited (“Fosun”), a wholly-owned subsidiary of Fosun International Limited (00656.HK) for a private placement of 66,000,000 ordinary shares (equivalent to 3,300,000 ADS) of the Company, at purchase price of US$0.44185 per ordinary share equivalent to US$8.837 per ADS, for a total investment of US$29,162. The purchase price represented the average closing price of the past 20 trading days prior to the signing of the share purchase agreement between Fosun and the Company on March 29, 2017. Fosun held 5.08% of the total shares outstanding of the Company as of December 31, 2017 and its purchased shares were subject to a contractual one-year lock-up.